Consolidated Statements of Shareholders' (Deficit) Equity	CNY (¥)	USD ($)	Ordinary Shares [Member] CNY (¥) shares	Ordinary Shares [Member] USD ($) shares	Series A-2 Convertible Preferred Shares [Member] CNY (¥) shares	Additional Paid-in Capital [Member] CNY (¥)	Additional Paid-in Capital [Member] USD ($)	Accumulated Other Comprehensive (Loss) Income [Member] CNY (¥)	Accumulated Other Comprehensive (Loss) Income [Member] USD ($)	(Accumulated deficit) Retained earnings [Member] CNY (¥)	(Accumulated deficit) Retained earnings [Member] USD ($)	Total Cango Inc.'s (Deficit) Equity [Member] CNY (¥)	Total Cango Inc.'s (Deficit) Equity [Member] USD ($)	Noncontrolling Interest [Member] CNY (¥)	Noncontrolling Interest [Member] USD ($)
Balance, Beginning at Dec. 31, 2015	¥ (3,866,116,954)		¥ 83,145		¥ 1,450					¥ (3,879,655,574)		¥ (3,879,570,979)		¥ 13,454,025
Balance, Share Beginning at Dec. 31, 2015 | shares			124,969,987	124,969,987	2,179,215
Purchase of subsidiaries' equity from non-controlling interest	(1,200,000)					¥ 511,881						511,881		(1,711,881)
Share-based compensation (note 18)	4,100,000					4,100,000						4,100,000
Net income	133,481,062									128,905,984		128,905,984		4,575,078
Dividends to non-controlling interest holders	(1,023,000)													(1,023,000)
Balance, Ending at Dec. 31, 2016	(3,730,758,892)		¥ 83,145		¥ 1,450	4,611,881				(3,750,749,590)		(3,746,053,114)		15,294,222
Balance, Share Ending at Dec. 31, 2016 | shares			124,969,987	124,969,987	2,179,215
Capital contribution by/from shareholders, net of incremental/issuance costs	698,661,704					698,661,704						698,661,704
Shareholder distribution						(698,661,704)				698,661,704
Disposal of subsidiaries' equity	1,600,000					(511,881)				(336,397)		(848,278)		2,448,278
Net income	349,057,432									341,009,811		341,009,811		8,047,621
Other comprehensive income (loss)	(398,698)							¥ (398,698)				(398,698)
Balance, Ending at Dec. 31, 2017	(2,681,838,454)		¥ 83,145		¥ 1,450	4,100,000		(398,698)		(2,711,414,472)		(2,707,628,575)		25,790,121
Balance, Share Ending at Dec. 31, 2017 | shares			124,969,987	124,969,987	2,179,215
Issuance of ordinary shares upon IPO and underwriters' partial exercise of over-allotment option, net of issuance costs	272,151,072		¥ 5,859			272,145,213						272,151,072
Issuance of ordinary shares upon IPO and underwriters' partial exercise of over-allotment option, net of issuance costs, shares | shares			8,600,000	8,600,000
Capital contribution by/from shareholders, net of incremental/issuance costs	3,309,936,306					3,304,336,306						3,304,336,306		5,600,000
Conversion of convertible preferred shares to ordinary shares	3,942,383,929		¥ 115,256		¥ (1,450)	835,511,278				3,106,758,845		3,942,383,929
Conversion of convertible preferred shares to ordinary shares, shares | shares			169,239,905	169,239,905	(2,179,215)
Purchase of subsidiaries' equity from non-controlling interest	(9,914,153)					(5,425,247)						(5,425,247)		(4,488,906)
Share-based compensation (note 18)	33,410,913					33,410,913						33,410,913
Net income	306,924,335	$ 44,640,292								302,692,065		302,692,065		4,232,270
Other comprehensive income (loss)	109,851,694							109,851,694				109,851,694
Dividends to non-controlling interest holders	(27,538,814)													(27,538,814)
Balance, Ending at Dec. 31, 2018	¥ 5,255,366,828	$ 764,361,401	¥ 204,260	$ 29,708		¥ 4,444,078,463	$ 646,364,404	¥ 109,452,996	$ 15,919,278	¥ 698,036,438	$ 101,525,188	¥ 5,251,772,157	$ 763,838,578	¥ 3,594,671	$ 522,823
Balance, Share Ending at Dec. 31, 2018 | shares			302,809,892	302,809,892